Financial Risk Management - Significant Exchange Rates Applied during Reporting Periods (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	1,131.0800	1,159.8300	1,131.3000
Reporting date spot rate	1,071.4000	1,208.5000
JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	10.0900	10.6700	9.3500
Reporting date spot rate	9.4900	10.3700
CNY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	167.5200	174.4000	179.4700
Reporting date spot rate	163.6500	173.2600
TWD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	37.1600	35.9700	35.6400
Reporting date spot rate	35.9200	37.4100
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	1,277.0100	1,283.9500	1,256.1700
Reporting date spot rate	1,279.2500	1,267.6000
PLN [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	299.9800	294.4100	300.2200
Reporting date spot rate	306.0700	287.6200
VND [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	0.0498	0.0518	0.0516
Reporting date spot rate	0.0472	0.0531